Intangible Assets, Net (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Brand Name CNY	Dec. 31, 2012 Franchise agreements CNY	Dec. 31, 2012 Noncompete Agreements CNY	Dec. 31, 2012 Off-Market Favorable Lease CNY	Dec. 31, 2011 Off-Market Favorable Lease CNY	Dec. 31, 2012 Purchased software CNY	Dec. 31, 2011 Purchased software CNY
Intangible Assets [Line Items]
Intangible Assets Gross		127,016	85,314	28,600	7,900	400	69,626	67,156	20,490	18,158
Less: Accumulated amortization		(26,036)	(15,535)
Total	$ 16,208	100,980	69,779